Note 23 - Revenues and Earnings Loss from Continuing Operations (Details) (Parentheticals) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015
Other Income [Member]
Segment Reporting Information [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 3	$ 3